REDWOOD MANAGED VOLATILITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	OPEN END FUNDS — 0.3%
	FIXED INCOME - 0.3%
1,912	BlackRock High Yield Bond Portfolio, Institutional Class			$ 12,391
1,179	Janus Henderson High-Yield Fund, Class I			7,983
1,434	Lord Abbett High Yield Fund, Class I			8,617
202	MainStay MacKay High Yield Corporate Bond Fund, Class I			966
129	PIMCO High Yield Fund, Institutional Class			964
186	Putnam High Yield Fund, Class Y			967
				31,888

	TOTAL OPEN END FUNDS (Cost $33,594)			31,888

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.1%
	U.S. TREASURY BILLS — 79.1%
8,000,000	United States Treasury Bill(a)	0.0000	09/07/23	7,712,000

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,739,006)			7,712,000

	TOTAL INVESTMENTS - 79.4% (Cost $7,772,600)			$ 7,743,888
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.6%			2,004,213
	NET ASSETS - 100.0%			$ 9,748,101

(a)	Zero coupon bond.